Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Summary Of Related Parties And Nature Of Relationship

Names of the related parties	Relationship with the Company
Hainan Huiliu Tianxia Network Technology Co., Ltd.(“Hainan Huiliu”)	Entity controlled by a principle shareholder
Ningbo Nuannuan Network Technology Co., Ltd. (“Ningbo Nuannuan”)	Entity controlled by principle shareholders

Summary of Due From/Due to Related Parties
Amounts due from/due to related parties as of December 31, 2020 and September 30, 2021 were as follows:

	As of December 31,	As of September 30,
	2020	2021	2021
	RMB	RMB	US$
Amounts due from a related party
Ningbo Nuannuan	2,940	—	—
Amounts due to a related party
Hainan Huiliu	—	18,887	2,931

Summary of Transactions With Related Parties	Transactions with related parties for the nine months ended September 30, 2020 and 2021:

	Nine Months Ended September 30,
	2020	2021	2021
	RMB	RMB	US$
Hainan Huiliu	—	36,571	5,676